SEGMENT INFORMATION - Reconciliation from Net Income Under US GAAP To Adjusted EBIT and Adjusted EBITDA (Details) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Segment Reporting Information [Line Items]
Revenues	$ 6,457	$ 6,773
Net income	264	202
Add back:
Income tax expense	90	63
Interest expense of Industrial Activities, net of interest income and eliminations	53	93
Foreign exchange losses, net	9	25
Finance and non-service component of Pension and OPEB costs	(15)	18
Adjustments:
Restructuring expenses	8	3
Adjusted EBIT	409	404
Depreciation and amortization	169	185
Depreciation of assets on operating lease and assets sold with buy-back commitment	144	168
Adjusted EBITDA	722	757
Benefits modification amortization	$ 30	0
Amortization period of retirement benefits payable	4 years 6 months
Reduction of plan liability	$ 527
Eliminations and other
Segment Reporting Information [Line Items]
Revenues	(23)	(29)
Net income	0	0
Add back:
Income tax expense	0	0
Interest expense of Industrial Activities, net of interest income and eliminations	0	0
Foreign exchange losses, net	0	0
Finance and non-service component of Pension and OPEB costs	0	0
Adjustments:
Restructuring expenses	0	0
Adjusted EBIT	0	0
Depreciation and amortization	0	0
Depreciation of assets on operating lease and assets sold with buy-back commitment	0	0
Adjusted EBITDA	0	0
Industrial activities
Segment Reporting Information [Line Items]
Revenues	6,036	6,327
Net income	264	202
Add back:
Income tax expense	54	23
Adjustments:
Restructuring expenses	8	3
Industrial activities | Operating segments
Segment Reporting Information [Line Items]
Revenues	6,006	6,300
Net income	169	99
Add back:
Income tax expense	54	23
Interest expense of Industrial Activities, net of interest income and eliminations	53	93
Foreign exchange losses, net	9	25
Finance and non-service component of Pension and OPEB costs	(15)	18
Adjustments:
Restructuring expenses	8	3
Adjusted EBIT	278	261
Depreciation and amortization	168	184
Depreciation of assets on operating lease and assets sold with buy-back commitment	79	102
Adjusted EBITDA	525	547
Industrial activities | Eliminations and other
Segment Reporting Information [Line Items]
Revenues	(574)	(642)
Adjustments:
Restructuring expenses	0	0
Adjusted EBIT	(50)	(69)
Depreciation and amortization	0	0
Depreciation of assets on operating lease and assets sold with buy-back commitment	0	0
Adjusted EBITDA	(50)	(69)
Industrial activities | Agriculture | Operating segments
Segment Reporting Information [Line Items]
Revenues	2,490	2,579
Adjustments:
Restructuring expenses	3	0
Adjusted EBIT	168	186
Depreciation and amortization	75	79
Depreciation of assets on operating lease and assets sold with buy-back commitment	0	0
Adjusted EBITDA	243	265
Industrial activities | Construction | Operating segments
Segment Reporting Information [Line Items]
Revenues	640	682
Adjustments:
Restructuring expenses	0	0
Adjusted EBIT	13	0
Depreciation and amortization	14	16
Depreciation of assets on operating lease and assets sold with buy-back commitment	0	0
Adjusted EBITDA	27	16
Industrial activities | Commercial and Specialty Vehicles | Operating segments
Segment Reporting Information [Line Items]
Revenues	2,414	2,495
Adjustments:
Restructuring expenses	5	3
Adjusted EBIT	51	49
Depreciation and amortization	47	55
Depreciation of assets on operating lease and assets sold with buy-back commitment	79	102
Adjusted EBITDA	177	206
Industrial activities | Powertrain | Operating segments
Segment Reporting Information [Line Items]
Revenues	1,036	1,186
Adjustments:
Restructuring expenses	0	0
Adjusted EBIT	96	95
Depreciation and amortization	32	34
Depreciation of assets on operating lease and assets sold with buy-back commitment	0	0
Adjusted EBITDA	128	129
Financial services
Segment Reporting Information [Line Items]
Revenues	474	502
Net income	95	103
Add back:
Income tax expense	36	40
Interest expense of Industrial Activities, net of interest income and eliminations	0	0
Foreign exchange losses, net	0	0
Finance and non-service component of Pension and OPEB costs	0	0
Adjustments:
Restructuring expenses	0	0
Adjusted EBIT	131	143
Depreciation and amortization	1	1
Depreciation of assets on operating lease and assets sold with buy-back commitment	65	66
Adjusted EBITDA	197	210
Financial services | Operating segments
Segment Reporting Information [Line Items]
Revenues	474	502
Financial services | Eliminations and other
Segment Reporting Information [Line Items]
Revenues	$ (23)	$ (29)